SUMMARY OF QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012
Summary Of Quarterly Consolidated Financial Information Details
Interest income	$ 42,073		$ 47,486		$ 62,824		$ 61,332		$ 59,186		$ 72,947		$ 77,956		$ 72,862		$ 213,715		$ 282,951
Interest expense	24,119		20,555		21,998		22,710		21,886		28,411		29,462		30,165		89,382		109,924
Net interest income	17,954		26,931		40,826		38,622		37,300		44,536		48,494		42,697		124,333		173,027
Total Impairment (Reversal)	(12,745)		(12,998)		3,201		2,773		(12,097)		5,014		8,499		(7,080)		(19,769)		(5,664)
Total other revenues	34,898		24,912		14,013		13,500		10,980		8,071		515		509		87,323		20,075
Total other income (loss)	14,731	[1]	6,710	[1]	8,090	[1]	5,770	[1]	4,632	[1]	234,008	[1]	(4,882)	[1]	28,536	[1]	35,301	[1]	262,294	[1]
Property operating expenses	21,142		15,804		8,409		8,363		7,443		5,043		232		225		53,718		12,943
Depreciation and amortization	11,247		7,732		4,070		4,079		4,586		2,385		2		2		27,128		6,975
Other operating expenses	22,008		16,217		19,107		14,812		14,462		11,926		11,575		8,237		72,144		46,200
Income tax expense	(175)		1,213														1,038
Income from continuing operations	26,106		30,585		28,142		27,865		38,518		262,247		23,819		70,358		112,698		394,942
Income (loss) from discontinued operations, net of tax	5,255		(1,341)		25,581		10,148		18,461		10,974		6,620		3,113		39,643		39,168
Preferred dividends	(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(5,580)		(5,580)
Net income attributable to noncontrolling interests	(928)																(928)
Income Applicable to Common Stockholders	$ 29,038		$ 27,849	[2]	$ 52,328	[2]	$ 36,618	[2]	$ 55,584		$ 271,826	[2]	$ 29,044	[2]	$ 72,076	[2]	$ 145,833		$ 428,530
Income (Loss) Per Share of Common Stock
Basic	$ 0.09		$ 0.09		$ 0.20		$ 0.16		$ 0.32		$ 1.65		$ 0.21		$ 0.68		$ 0.53		$ 2.97
Diluted	$ 0.09		$ 0.09		$ 0.20		$ 0.15		$ 0.32		$ 1.63		$ 0.21		$ 0.68		$ 0.51		$ 2.94
Income (loss) from discontinued operations per share of common stock
Basic	$ 0.01				$ 0.10		$ 0.04		$ 0.11		$ 0.07		$ 0.05		$ 0.03		$ 0.14		$ 0.27
Diluted	$ 0.01				$ 0.10		$ 0.04		$ 0.11		$ 0.07		$ 0.05		$ 0.03		$ 0.14		$ 0.27
Weighted Average Number of Shares of Common Stock Outstanding
Basic	318,687,000		293,374,000		259,228,000		235,137,000		172,519,000		164,238,000		134,115,000		105,181,000		276,881,294		144,146,370
Diluted	325,601,000		301,028,000		265,396,000		240,079,000		175,413,000		166,429,000		135,173,000		105,670,000		283,309,645		145,766,413

[1]	Including equity in earnings of unconsolidated subsidiaries.
[2]	The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 8).